Trade and other receivables - Components (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Advances to suppliers	$ 1,752	$ 1,381
Trade notes and accounts receivable	14,080	12,855
Unbilled revenues	691	800
Other receivables	1,479	2,005
Financial assets	18,002	17,041
Trade and other receivables	15,587	13,888
Accumulated Impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (2,415)	$ (3,153)